DERIVATIVE LIABILITES	9 Months Ended
Sep. 30, 2014
Derivative Liability [Abstract]
Derivative Liabilities Disclouse [Text Block]
5.  DERIVATIVE LIABILITIES

The Company has determined that certain warrants the Company has issued contain provisions that protect holders from future issuances of the Company’s common stock at prices below such warrants’ respective exercise prices and these provisions could result in modification of the warrants exercise price based on a variable that is not an input to the fair value of a “fixed-for-fixed” option.

The Company issued 1,800,000 warrants in connection with the issuance of 600,000 shares of common stock sold for cash during June 2014. All of the warrants vested immediately. These warrants contain anti-dilution provisions that provide for a reduction in the exercise price of such warrants in the event that future common stock (or securities convertible into or exercisable for common stock) is issued (or becomes contractually issuable) at a price per share (a “Lower Price”) that is less than the exercise price of such warrant at the relevant time. The amount of any such adjustment is determined in accordance with the provisions of the relevant warrant agreement and depends upon the number of shares of common stock issued (or deemed issued) at the Lower Price and the extent to which the Lower Price is less than the exercise price of the warrant at the relevant time. In addition, the number of shares issuable upon exercise of these warrants will be increased inversely proportional to any decrease in the exercise price, thus preserving the aggregate exercise price of the warrants both before and after any such adjustment.

The fair values of these warrants issued were recognized as derivative warrant instruments at issuance and are measured at fair value at each reporting period. The Company determined the fair values of these warrants using the Black-Scholes option pricing model.

Activity for derivative warrant liabilities during the nine months ended September 30, 2014, was as follows:

		Initial valuation
		of derivative	Increase
		liabilities upon	in
	Balance at	issuance of new	fair value of	Balance at
	December 31,	warrants during	derivative	September 30,
	2013	the period	liability	2014
Derivative warrant instruments	$-	$449,624	$2,201,531	$2,651,155

The fair value of these warrants was valued on the date of the grant using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.61%, (2) term of 8 years, (3) expected stock volatility of 174%, (4) expected dividend rate of 0%, and (5) common stock price of $2.35.

The fair value of these warrants was valued on September 30, 2014 using the Black-Scholes option pricing model with the following weighted average assumptions: (1) risk free interest rate 2.22%, (2) term of 7.66 years, (3) expected stock volatility of 174%, (4) expected dividend rate of 0%, and (5) common stock price of $1.49.